Basis of Preparation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STATEMENTS OF INCOME
NET OPERATING REVENUE	R$ 21,479,468	R$ 20,535,341	R$ 20,976,216
GROSS PROFIT	4,898,040	4,929,757	4,268,308
Other operational income (expenses)	(280,460)	(739,635)	(220,835)
Profit before financial results and taxes	2,489,724	942,888	4,580,425
Operating profit	(1,203,326)	(1,980,985)	658,482
Income tax and social contribution	5,080
Net income	2,325,344
Attributed to non-controlling interest	68,358	37,314	96,029
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income	2,072,843	1,359,308	5,201,347
STATEMENTS OF CASH FLOWS
Cash flow from operational activities	3,518,476	3,902,649	3,386,832
Taxes and charges paid	294,676	124,381	745,150
Cash flow from investment activities	(3,135,091)	(2,774,996)	31,908
Cash flow from financing activities	2,696,572	(1,922,041)	(2,884,427)
Hydrological risk renegotiation - GSF			(1,570,543)
Previously stated [member]
STATEMENTS OF INCOME
NET OPERATING REVENUE		21,927,721	23,984,287
Operating costs		(16,928,407)	(19,119,637)
GROSS PROFIT		4,999,314	4,864,650
Selling expenses		(186,740)	(194,998)
General and administrative expenses		(803,721)	(924,561)
Other operational income (expenses)		(1,571,194)	(235,910)
Equity in earnings of investees		478,577	366,314
Profit before financial results and taxes		2,916,236	5,446,038
Financial results		(1,966,037)	(327,361)
Operating profit		950,199	5,118,677
Income tax and social contribution		199,122	(1,259,632)
Net income for the period - continuing operations		1,149,321	3,859,045
Result of discontinued operations			1,189,557
Net income		1,149,321	5,048,602
Attributed to controlling shareholders		1,112,007	4,952,573
Attributed to non-controlling interest		37,314	96,029
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes		209,987	152,745
Total comprehensive income		1,359,308	5,201,347
Attributed to controlling shareholders		1,319,273	5,105,174
Attributed to non-controlling interest		40,035	96,173
STATEMENTS OF CASH FLOWS
Cash flow from operational activities		3,902,649	3,386,832
Net income		1,149,321	3,859,045
Profit adjustments		2,293,118	(1,979,865)
Changes in assets and liabilities		1,883,234	2,675,188
Taxes and charges paid		(1,423,024)	(1,203,156)
Equity in earnings of investees			35,620
Cash flow from investment activities		(2,774,996)	31,908
Property, plant and equipment and intangible assets		(2,880,829)	(1,825,468)
Other activities		105,833	(586,976)
Discontinued operations			2,444,352
Cash flow from financing activities		(1,922,041)	(2,884,427)
Issue of Debentures		305,928	1,043,011
Loan and lease payments		(60,200)	(51,270)
Other activities		(2,167,769)	(3,874,318)
Discontinued operations			(1,850)
Total effects on cash and cash equivalents		(794,388)	534,313
Hydrological risk renegotiation - GSF			1,570,543
Adjustments [Member]
STATEMENTS OF INCOME
NET OPERATING REVENUE		(1,392,380)	(3,008,071)
Operating costs		1,322,823	2,411,729
GROSS PROFIT		(69,557)	(596,342)
Selling expenses		11,071	8,316
General and administrative expenses		70,026	53,703
Other operational income (expenses)		20,996	15,075
Equity in earnings of investees
Profit before financial results and taxes		32,536	(519,248)
Financial results		(39,847)	(19,004)
Operating profit		(7,311)	(538,252)
Income tax and social contribution		81,977	81,108
Net income for the period - continuing operations		74,666	(457,144)
Result of discontinued operations		(74,666)	457,144
Net income
Attributed to controlling shareholders
Attributed to non-controlling interest
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes
Total comprehensive income
Attributed to controlling shareholders
Attributed to non-controlling interest
STATEMENTS OF CASH FLOWS
Cash flow from operational activities
Net income		74,666	(457,144)
Profit adjustments		(306,736)	150,773
Changes in assets and liabilities		2,709	(101,830)
Taxes and charges paid		51,534	(84,074)
Equity in earnings of investees		177,827	492,275
Cash flow from investment activities
Property, plant and equipment and intangible assets		580,969	14,277
Other activities		(22,967)	14,846
Discontinued operations		(558,002)	(29,123)
Cash flow from financing activities
Issue of Debentures			20,239
Loan and lease payments		2,988	2,485
Other activities			26,755
Discontinued operations		(2,988)	(49,479)
Total effects on cash and cash equivalents
Hydrological risk renegotiation - GSF
Restateds [Member]
STATEMENTS OF INCOME
NET OPERATING REVENUE		20,535,341	20,976,216
Operating costs		(15,605,584)	(16,707,908)
GROSS PROFIT		4,929,757	4,268,308
Selling expenses		(175,669)	(186,682)
General and administrative expenses		(733,695)	(870,858)
Other operational income (expenses)		(1,550,198)	(220,835)
Equity in earnings of investees		478,577	366,314
Profit before financial results and taxes		2,948,772	4,926,790
Financial results		(2,005,884)	(346,365)
Operating profit		942,888	4,580,425
Income tax and social contribution		281,099	(1,178,524)
Net income for the period - continuing operations		1,223,987	3,401,901
Result of discontinued operations		(74,666)	1,646,701
Net income		1,149,321	5,048,602
Attributed to controlling shareholders		1,112,007	4,952,573
Attributed to non-controlling interest		37,314	96,029
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes		209,987	152,745
Total comprehensive income		1,359,308	5,201,347
Attributed to controlling shareholders		1,319,273	5,105,174
Attributed to non-controlling interest		40,035	96,173
STATEMENTS OF CASH FLOWS
Cash flow from operational activities		3,902,649	3,386,832
Net income		1,223,987	3,401,901
Profit adjustments		1,986,382	(1,829,092)
Changes in assets and liabilities		1,885,943	2,573,358
Taxes and charges paid		(1,371,490)	(1,287,230)
Equity in earnings of investees		177,827	527,895
Cash flow from investment activities		(2,774,996)	31,908
Property, plant and equipment and intangible assets		(2,299,860)	(1,811,191)
Other activities		82,866	(572,130)
Discontinued operations		(558,002)	2,415,229
Cash flow from financing activities		(1,922,041)	(2,884,427)
Issue of Debentures		305,928	1,063,250
Loan and lease payments		(57,212)	(48,785)
Other activities		(2,167,769)	(3,847,563)
Discontinued operations		(2,988)	(51,329)
Total effects on cash and cash equivalents		R$ (794,388)	534,313
Hydrological risk renegotiation - GSF			R$ 1,570,543